Employment Benefits	12 Months Ended
Dec. 31, 2017
Employment Benefits [Abstract]
Employment Benefits
10.	Employment Benefits

We have an employee 401(k) salary deferral plan covering all employees. Employees may make contributions by withholding a percentage of their salary up to the IRS annual limit $18,000 and $24,000 in 2017 for employees under 50 years old and employees 50 years old or over, respectively. We made approximately $299,000, $211,000 and $28,000 in matching contributions for the years ended December 31, 2017, 2016 and 2015, respectively.